ORGANIZATION AND NATURE OF OPERATIONS (Details)	1 Months Ended	12 Months Ended
	Oct. 23, 2018	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)
Variable Interest Entity, Terms of Arrangements		the Company is able to absorb 90% of net interest or 100% of net loss of those VIEs.
Beijing Bhd Petroleum Technology Co Ltd [Member]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage		51.00%
Paid In Capital | $		$ 200,000
Remaining Paid In Capital		4,710,223	¥ 33,300,000
Gan Su BHD Environmental Technology Co., Ltd [Member]
Capital			50,000,000
Paid In Capital		$ 2,932,927	20,735,000
Qing Hai BHD New Energy Technology Co Ltd [Member]
Capital			50,000,000
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	55.00%	75.00%
Paid In Capital		$ 594,082	4,200,000
Equity Method Investment, Ownership Percentage	10.00%
Individuals [Member]
Remaining Paid In Capital		$ 1,768,102	¥ 12,500,000